Property and Equipment Net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net
Depreciation expense	$ 14,879	$ 14,879
Depreciated assets	$ 125,104